Warrant Liability	12 Months Ended
Dec. 31, 2021
Warrant Liability [Abstract]
Warrant Liability

29.Warrant Liability

The Company’s warrants are classified and accounted for as liabilities at fair value, with changes if fair value recorded in the Consolidated Statement of Profit and Loss. The following table displays the number of warrants in issue as of December 31, 2021:

	Tradeable	Non-tradeable	Total
(In thousands)	No. of warrants	No. of warrants	No. of warrants
In issue at January 1, 2021	—	—	—
Issuance of Alkuri Warrants on October 21, 2021	8,625	5,933	14,558
Issuance of AlbaCore Warrants on November 4, 2021	—	1,758	1,758
In issue at December 31, 2021	8,625	7,691	16,316

Alkuri Warrants

As of December 31, 2021 there were 14,558,333 Alkuri Warrants outstanding related to the Merger. The warrants entitle the holder to purchase one Class A ordinary share of Babylon Holdings Limited at an exercise price of $11.50 per share. Until warrant holders acquire the Company’s ordinary shares upon exercise of such warrants, they have no rights with respect to the Company’s ordinary shares. The warrants expire on October 21, 2026, or earlier upon redemption or liquidation in accordance with their terms. The initial fair value of the Alkuri Warrants on the date of issuance was determined by using the prevailing market price for warrants that are trading on the NYSE under the ticker BBLN.W. The market price per tradeable warrant as at October 22, 2021 was $2.13.

AlbaCore Warrants

As of December 31, 2021 there were 1,757,499 AlbaCore Warrants outstanding. The warrants entitle the holder to purchase one ordinary share of Babylon Holdings Limited at subscription price of $0.00004 per share. Until warrant holders acquire the Company’s Class A ordinary shares upon exercise of such warrants, they have no rights with respect to the Company’s ordinary shares. The warrants expire on November 4, 2026, or earlier upon redemption or liquidation in accordance with their terms. The initial fair value of the AlbaCore Warrants on the date of issuance was determined utilizing a price per warrant of $9.63, which has been derived using a Monte Carlo simulation.

Changes in Warrant Liability

The fair value of the Alkuri Warrants is determined by using the prevailing market price for warrants that are trading on the NYSE under the ticker BBLN.W. The market price per tradeable warrant as at December 31, 2021 was $0.68. The fair value of the AlbaCore Warrants is determined utilizing a price per warrant of $5.82, which has been derived using a Monte Carlo simulation.

See reconciliation of fair values below:

	Tradeable	Non-tradeable	Non-tradeable
	(Level 1)	(Level 2)	(Level 3)	Total
	$’000	$’000	$’000	$’000
Balance at December 31, 2019	—	—	—	—
Balance at December 31, 2020	—	—	—	—
Fair value of Alkuri Warrants upon issuance	18,371	12,638	—	31,009
Fair value of AlbaCore Warrants upon issuance	—	—	16,930	16,930
Change in fair value of warrant liabilities	(12,506)	(8,603)	(6,702)	(27,811)
Balance at December 31, 2021	5,865	4,035	10,228	20,128